Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 96.5%
Air Freight & Logistics – 1.5%
Deutsche Post AG	2,034,190	$82,294,767
Auto Components – 0.8%
Compagnie Generale des Etablissements Michelin SCA	1,133,946	43,747,139
Automobiles – 1.2%
Daimler AG	709,200	49,001,666
Stellantis NV	1,042,897	20,508,640
		69,510,306
Banks – 10.2%
BNP Paribas SA	408,837	26,194,617
China Construction Bank Corp	80,896,000	59,748,439
Credit Agricole SA	3,426,701	46,587,821
DBS Group Holdings Ltd	2,408,340	63,475,435
Erste Group Bank AG	1,145,047	54,223,115
HSBC Holdings PLC	17,740,901	153,505,787
ING Groep NV	5,416,990	92,805,488
Natwest Group PLC	18,281,061	71,696,813
		568,237,515
Beverages – 3.8%
Coca-Cola Co	974,729	62,041,501
Heineken NV	619,600	59,797,977
Pernod Ricard SA	647,177	88,060,288
		209,899,766
Building Products – 1.8%
Cie de Saint-Gobain	996,784	77,181,239
Xinyi Glass Holdings Ltd	22,869,000	25,050,402
		102,231,641
Capital Markets – 0.9%
IG Group Holdings PLC	4,671,338	48,383,689
Chemicals – 2.5%
Arkema SA	12,084	1,044,630
BASF SE	772,157	37,305,921
Evonik Industries AG	2,965,467	60,484,065
Shin-Etsu Chemical Co Ltd	1,096,200	42,643,286
		141,477,902
Communications Equipment – 1.0%
Cisco Systems Inc	1,119,102	53,168,536
Diversified Financial Services – 1.7%
Kinnevik AB*	2,046,854	4,443,551
Kinnevik AB - Class B*	2,046,854	16,714,796
M&G PLC	27,764,763	71,638,651
		92,796,998
Diversified Telecommunication Services – 5.5%
BT Group PLC	16,051,409	28,490,596
Elisa Oyj	1,237,556	56,734,349
Telenor ASA	5,251,118	59,808,763
TELUS Corp	4,980,732	75,408,261
Verizon Communications Inc	2,134,096	88,010,119
		308,452,088
Electric Utilities – 3.2%
Enel SpA	12,540,197	87,462,122
Iberdrola SA	7,035,070	91,249,755
		178,711,877
Electronic Equipment, Instruments & Components – 2.5%
Hon Hai Precision Industry Co Ltd	21,080,000	138,210,925
Food & Staples Retailing – 2.3%
Carrefour SA	2,418,261	34,165,752
Tesco PLC	24,235,935	93,814,319
		127,980,071
Food Products – 1.0%
Danone SA	896,755	54,721,419
Household Durables – 1.2%
Persimmon PLC	2,058,193	34,978,376
Taylor Wimpey PLC	16,793,802	30,004,896
		64,983,272

	Shares	Value
Common Stocks – (continued)
Insurance – 10.4%
Allianz SE (REG)	393,772	$109,392,112
ASR Nederland NV	1,202,855	57,301,568
Aviva PLC	3,136,088	18,909,805
AXA SA	3,120,216	102,726,098
Dai-ichi Life Holdings Inc	2,369,200	63,616,651
Hannover Rueck SE	228,784	57,967,403
Legal & General Group PLC	29,085,273	83,089,811
Phoenix Group Holdings PLC	9,186,403	60,268,841
Ping An Insurance Group Co of China Ltd	5,729,500	26,053,317
		579,325,606
Machinery – 2.1%
Daimler Truck Holding AG	2,919,705	116,143,179
Media – 1.4%
Publicis Groupe SA	527,067	55,857,854
Schibsted ASA	783,668	23,123,420
		78,981,274
Metals & Mining – 2.1%
Anglo American PLC	1,708,681	53,737,262
Rio Tinto PLC	970,742	63,889,832
		117,627,094
Multi-Utilities – 4.5%
E.ON SE	6,290,598	82,428,761
Engie SA	1,687,126	24,026,332
National Grid PLC	9,275,974	103,424,917
Veolia Environnement SA	1,308,974	39,295,724
		249,175,734
Office Real Estate Investment Trusts (REITs) – 1.0%
Dexus	13,355,096	57,723,372
Oil, Gas & Consumable Fuels – 9.5%
BP PLC	19,308,239	116,323,401
Eni SpA	6,967,866	107,291,385
Equinor ASA	1,784,661	51,011,685
Keyera Corp	2,120,721	58,742,685
PetroChina Co Ltd	56,798,000	57,450,319
Williams Cos Inc	3,324,194	141,278,245
		532,097,720
Paper & Forest Products – 0.8%
UPM-Kymmene Oyj	1,273,649	44,402,247
Personal Products – 3.5%
Unilever PLC	3,569,092	195,963,880
Pharmaceuticals – 2.9%
Merck & Co Inc	655,140	81,106,332
Sanofi	830,871	79,853,302
		160,959,634
Real Estate Management & Development – 1.6%
China Resources Land Ltd	17,550,500	59,613,640
Swire Pacific Ltd	3,396,000	30,017,886
		89,631,526
Semiconductor & Semiconductor Equipment – 9.4%
ASE Technology Holding Co Ltd*	15,903,000	82,077,100
MediaTek Inc	3,089,000	132,082,097
Qualcomm Inc	123,821	24,662,667
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,650,013	286,788,760
		525,610,624
Specialty Retail – 0.5%
Home Depot Inc	85,743	29,516,170
Textiles, Apparel & Luxury Goods – 0.6%
Cie Financiere Richemont SA (REG)	202,113	31,548,794
Tobacco – 4.8%
British American Tobacco PLC	5,650,868	173,681,427
Imperial Brands PLC	3,669,079	93,927,834
		267,609,261
Wireless Telecommunication Services – 0.3%
Tele2 AB	1,865,677	18,771,058
Total Common Stocks (cost $5,257,291,049)		5,379,895,084
Preferred Stocks – 2.1%
Technology Hardware, Storage & Peripherals – 2.1%
Samsung Electronics Co Ltd (cost $112,338,286)	2,577,026	118,368,629

	Shares	Value
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $34,799,316)	34,792,357	$34,799,316
Total Investments (total cost $5,404,428,651) – 99.3%		5,533,063,029
Cash, Receivables and Other Assets, net of Liabilities – 0.7%		40,602,575
Net Assets – 100%		$5,573,665,604

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$1,299,766,257	23.5%
France	673,462,215	12.2
Taiwan	639,158,882	11.6
Germany	595,017,874	10.8
United States	514,582,886	9.3
Netherlands	405,868,913	7.3
China	227,916,117	4.1
Italy	215,262,147	3.9
Canada	134,150,946	2.4
Norway	133,943,868	2.4
South Korea	118,368,629	2.1
Japan	106,259,937	1.9
Finland	101,136,596	1.8
Spain	91,249,755	1.7
Singapore	63,475,435	1.2
Australia	57,723,372	1.0
Austria	54,223,115	1.0
Sweden	39,929,405	0.7
Switzerland	31,548,794	0.6
Hong Kong	30,017,886	0.5
Total	$5,533,063,029	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$302,308,674	$1,906,418,523	$(2,173,897,660)	$(3,841)	$(26,380)	$34,799,316	34,792,357	$4,220,002

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	7/24/24	(402,062,606)	$514,767,296	$6,531,148
Euro	7/24/24	(623,066,387)	679,939,704	11,972,567
Total				$18,503,715

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Forward foreign currency exchange contracts:
Average amounts sold - in USD	$879,919,453

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Beverages	$62,041,501	$147,858,265	$-
Communications Equipment	53,168,536	-	-
Diversified Telecommunication Services	163,418,380	145,033,708	-
Oil, Gas & Consumable Fuels	200,020,930	332,076,790	-
Pharmaceuticals	81,106,332	79,853,302	-
Semiconductor & Semiconductor Equipment	311,451,427	214,159,197	-
Specialty Retail	29,516,170	-	-
All Other	-	3,560,190,546	-
Preferred Stocks	-	118,368,629	-
Investment Companies	-	34,799,316	-
Total Investments in Securities	$900,723,276	$4,632,339,753	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	18,503,715	-
Total Assets	$900,723,276	$4,650,843,468	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70225 08-24